Shareholder Report, Line Graph (Details) - USD ($)																3 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 29, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		$ 21,348	$ 18,018	$ 15,455	$ 16,889		$ 10,129		$ 12,304	$ 12,089		$ 11,033	$ 8,639		$ 9,476		$ 23,600
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		576,027	484,829	414,803	452,224		270,568		327,993	321,313		292,616	228,521		250,000		$ 638,280
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		20,340	17,233	15,106	16,696		10,192		12,493	12,219		11,137	8,847		9,474		$ 22,296
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		548,845	463,946	405,712	447,359		272,443		332,982	324,835		295,288	233,952		250,000		$ 603,140
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,665,365	1,406,299	1,228,598	1,353,379		823,544	$ 1,000,000									$ 1,831,643
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		16,739	14,473	12,669	12,999		6,713		9,842	11,508		10,091	8,201		9,475		$ 16,907
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		450,536	388,796	339,657	347,800		179,313		262,239	305,963		267,629	216,932		250,000		$ 455,982
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,865,905	1,607,903	1,403,021	1,434,983		738,365	1,000,000									$ 1,890,723
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		18,232	16,365	13,696	14,201		7,864		10,466	11,526		10,196	7,976		9,476		$ 18,423
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value		17,996	16,274	13,722	14,331		7,995		10,718	11,891		10,597	8,354		10,000		$ 18,046
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		490,535	439,221	366,842	379,817		209,985		278,873	306,345		270,309	210,936		250,000		$ 496,680
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,810,683	1,619,583	1,350,778	1,395,663		770,093	1,000,000									$ 1,835,083
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		19,391	17,899	15,964	17,654		9,858		12,555	13,850		11,820	8,897		9,479		$ 19,537
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		523,451	482,320	428,837	473,030		263,879		334,611	368,657		313,813	235,493		250,000		$ 528,755
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,574,608	1,450,317	1,288,758	1,422,151		792,484	1,000,000									$ 1,591,237
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		18,470	15,223	12,977	14,759		9,052		11,397	11,978		10,953	8,578		9,475		$ 21,370
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		498,008	409,651	348,308	395,159		241,565		303,544	318,091		290,246	226,870		250,000		$ 577,703
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		453,898	397,534	326,181	361,698		232,793		289,759	318,550		307,788	244,000	$ 250,000			$ 574,644
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		439,730	380,301	324,843	378,942		250,000										$ 526,876
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		22,539	18,992	15,271	17,298		10,221		12,423	12,158		10,871	8,462		9,476		$ 25,540
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value		22,276	18,902	15,312	17,467		10,394		12,725	12,544		11,303	8,863		10,000		$ 25,060
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		608,212	511,218	410,065	463,339		272,915		331,034	323,113		288,216	223,788		250,000		$ 690,800
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,863,952	1,565,532	1,255,013	1,416,477		833,887	1,000,000									$ 2,119,254
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value		13,344	12,189	11,203	12,628		10,604		11,497	11,063		10,774	9,500		9,628		$ 14,495
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		355,101	323,756	296,401	333,497		279,490		301,360	289,244		281,176	247,190		250,000		$ 386,429
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		1,242,331	1,130,422	1,034,893	1,163,307		973,940		1,049,955	1,005,857	$ 1,000,000						$ 1,353,358
Hotchkis & Wiley SMID Cap Diversified Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	SMID Cap Diversified Value Fund - NAV Return
Accumulated Value	$ 10,000															$ 10,211
HW Opportunities MP Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	Fund
Accumulated Value		17,134	14,211	11,109	12,900	$ 10,000											$ 17,863
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Value Index
Accumulated Value		21,181	18,735	16,797	18,026		12,546		13,762	12,688		11,884	10,286		10,000		$ 24,083
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Index
Accumulated Value		30,274	24,438	20,474	23,543		16,455		15,310	13,916		12,149	10,293		10,000		$ 35,016
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Value Index
Accumulated Value		529,531	468,377	419,919	450,652		313,642		344,043	317,200		297,088	257,150		250,000		$ 602,087
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Index
Accumulated Value		756,838	610,957	511,846	588,566		411,376		382,744	347,889		303,734	257,337		250,000		$ 875,392
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Value Index
Accumulated Value		21,181	18,735	16,797	18,026		12,546		13,762	12,688		11,884	10,286		10,000		$ 24,083
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Index
Accumulated Value		30,274	24,438	20,474	23,543		16,455		15,310	13,916		12,149	10,293		10,000		$ 35,016
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Value Index
Accumulated Value		529,531	468,377	419,919	450,652		313,642		344,043	317,200		297,088	257,150		250,000		$ 602,087
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Index
Accumulated Value		756,838	610,957	511,846	588,566		411,376		382,744	347,889		303,734	257,337		250,000		$ 875,392
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		1,915,179	1,555,475	1,307,631	1,518,128		1,053,053	1,000,000									$ 2,208,121
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Value Index
Accumulated Value		1,518,560	1,343,184	1,204,219	1,292,354		899,445	1,000,000									$ 1,726,632
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Index
Accumulated Value		1,949,694	1,573,889	1,318,569	1,516,208		1,059,748	1,000,000									$ 2,255,103
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Value Index
Accumulated Value		20,072	17,925	16,221	18,023		11,775		13,352	12,878		11,969	10,325		10,000		$ 22,387
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Index
Accumulated Value		22,289	19,746	17,182	20,776		13,869		14,187	13,157		11,713	10,056		10,000		$ 25,678
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Value Index
Accumulated Value		501,798	448,125	405,533	450,576		294,371		333,799	321,947		299,220	258,114		250,000		$ 559,676
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Index
Accumulated Value		557,223	493,662	429,553	519,388		346,724		354,668	328,928		292,834	251,395		250,000		$ 641,951
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		1,915,179	1,555,475	1,307,631	1,518,128		1,053,053	1,000,000									$ 2,208,121
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Value Index
Accumulated Value		1,485,120	1,326,268	1,200,212	1,333,523		871,218	1,000,000									$ 1,656,414
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Index
Accumulated Value		1,563,615	1,385,257	1,205,363	1,457,446		972,936	1,000,000									$ 1,801,368
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		18,153	16,370	15,442	18,445		10,645		12,899	13,757		12,163	9,742		10,000		$ 19,158
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		18,479	16,790	14,951	19,987		12,335		13,211	13,663		11,621	9,327		10,000		$ 19,898
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		18,153	16,370	15,442	18,445		10,645		12,899	13,757		12,163	9,742		10,000		$ 19,158
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		18,479	16,790	14,951	19,987		12,335		13,211	13,663		11,621	9,327		10,000		$ 19,898
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		453,829	409,239	386,047	461,120		266,113		322,471	343,916		304,083	243,545		250,000		$ 478,950
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		461,972	419,761	373,763	499,666		308,387		330,267	341,571		290,536	233,174		250,000		$ 497,457
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		1,915,179	1,555,475	1,307,631	1,518,128		1,053,053	1,000,000									$ 2,208,121
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		1,415,455	1,276,383	1,204,049	1,438,194		829,984	1,000,000									$ 1,493,805
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		1,433,191	1,302,236	1,159,535	1,550,129		956,718	1,000,000									$ 1,543,277
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		18,153	16,370	15,442	18,445		10,645		12,899	13,757		12,163	9,742		10,000		$ 19,158
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		18,479	16,790	14,951	19,987		12,335		13,211	13,663		11,621	9,327		10,000		$ 19,898
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		453,829	409,239	386,047	461,120		266,113		322,471	343,916		304,083	243,545		250,000		$ 478,950
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		461,972	419,761	373,763	499,666		308,387		330,267	341,571		290,536	233,174		250,000		$ 497,457
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		1,915,179	1,555,475	1,307,631	1,518,128		1,053,053	1,000,000									$ 2,208,121
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Value Index
Accumulated Value		1,415,455	1,276,383	1,204,049	1,438,194		829,984	1,000,000									$ 1,493,805
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000 Index
Accumulated Value		1,433,191	1,302,236	1,159,535	1,550,129		956,718	1,000,000									$ 1,543,277
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net) USD
Accumulated Value		23,683	19,704	16,626	19,409		13,959		13,573	12,765		11,491	9,722		10,000		$ 27,533
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net) USD
Accumulated Value		592,070	492,602	415,662	485,234		348,978		339,330	319,127		287,276	243,051		250,000		$ 688,330
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net) USD
Accumulated Value		612,986	510,005	430,346	502,377		361,307		351,318	330,401		297,425	251,638	250,000			$ 712,647
MSCI World ex-USA Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World ex-USA Index (Net) USD
Accumulated Value		431,609	388,052	330,497	397,032		297,176		314,213	310,219		289,807	242,542	$ 250,000			$ 512,337
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net) USD
Accumulated Value		424,145	352,889	297,770	347,611		250,000										$ 493,104
MSCI World ex-USA Small Cap Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World ex-USA Small Cap Index (Net) USD
Accumulated Value		324,840	301,324	273,813	355,711		250,000										$ 399,298
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Value Index
Accumulated Value		20,974	18,572	16,698	18,045		12,411		13,701	12,765		11,902	10,242		10,000		$ 23,764
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253		16,130		15,141	13,893		12,104	10,214		10,000		$ 33,822
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Value Index
Accumulated Value		20,974	18,572	16,698	18,045		12,411		13,701	12,765		11,902	10,242		10,000		$ 23,764
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		733,376	595,635	500,729	581,334		403,244		378,528	347,329		302,609	255,346		250,000		$ 845,551
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Value Index
Accumulated Value		524,341	464,291	417,455	451,116		310,267		342,536	319,118		297,542	256,043		250,000		$ 594,096
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		1,915,179	1,555,475	1,307,631	1,518,128		1,053,053	1,000,000									$ 2,208,121
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Value Index
Accumulated Value		1,512,227	1,339,041	1,203,962	1,301,043		894,826	$ 1,000,000									$ 1,713,407
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. Corporate Bond Index
Accumulated Value		12,542	11,940	11,774	13,664		13,186		12,064	10,912		10,988	10,738		10,000		$ 13,424
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value		15,053	13,665	12,574	14,321		12,624		12,559	11,562		11,352	10,213		10,000		$ 16,430
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. Corporate Bond Index
Accumulated Value		313,553	298,501	294,342	341,591		329,643		301,593	272,793		274,703	268,440		250,000		$ 335,610
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value		376,307	341,623	314,353	358,025		315,601		313,960	289,053		$ 283,789	$ 255,332		$ 250,000		$ 410,749
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. Corporate Bond Index
Accumulated Value		1,138,706	1,084,042	1,068,939	1,240,530		1,197,138		1,095,272	990,679	1,000,000						$ 1,218,809
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value		1,310,583	1,189,787	1,094,813	1,246,912		$ 1,099,158		$ 1,093,444	$ 1,006,700	$ 1,000,000						$ 1,430,534
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,000															11,150
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2500 Value Index
Accumulated Value	10,000															10,750
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2500 Index
Accumulated Value	$ 10,000															$ 10,849
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value		14,632	11,884	9,990	11,598	10,000											$ 16,870
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Value Index
Accumulated Value		$ 13,857	$ 12,270	$ 11,033	$ 11,922	$ 10,000											$ 15,701